Summary of significant Accounting Policies (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities	$ 21,546,468	$ 1,992,754
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities	$ 21,546,468	$ 1,992,754